27. SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
Shareholders Equity
SHAREHOLDERS' EQUITY

27.         SHAREHOLDERS’ EQUITY

27.1.     Capital stock

On December 31, 2017, the capital subscribed and paid by the Company is R$12,553.4, which is composed of 812,473,246 book-entry shares of common stock without par value. The value of the capital stock is net of the public offering expenses of R$92.9.

The Company is authorized to increase the capital stock, irrespective of amendment to the bylaws, up to the limit of 1,000,000,000 common shares, in book-entry form without par value.

27.2.     Breakdown of capital stock by nature

	12.31.17	12.31.16	12.31.15
Common shares	812,473,246	812,473,246	872,473,246
Treasury shares	(1,333,701)	(13,468,001)	(62,501,001)
Outstanding shares	811,139,545	799,005,245	809,972,245

27.3.     Rollforward of outstanding shares

			Quantity of outstanding of shares
	12.31.17	12.31.16	12.31.15
Shares at the beggining of the year	799,005,245	809,972,245	867,284,349
Purchase of treasury shares	-	(11,107,600)	(59,247,400)
Sale of treasury shares	12,134,300	140,600	1,935,296
Shares at the end of the year	811,139,545	799,005,245	809,972,245

27.4.     Shareholders’ remuneration

	12.31.17	12.31.16	12.31.15
Net profit (Loss)	(1,125.6)	(372.4)	3,111.2
Legal reserve (5.00%)	-	-	(155.6)
Dividends calculation base	(1,125.6)	(372.4)	2,955.6
Minimum mandatory dividend (25.00%)	-	-	738.9
Remuneration of shareholders' exceeding the mandatory minimum	-	513.2	251.8
Total remuneration of shareholders' in the year, as interest on shareholders' equity	-	513.2	990.7
Withholding income tax on interest on shareholders' equity	-	(77.0)	(88.9)
Remuneration of shareholders', net of withholding income tax	-	436.2	901.8

Dividends paid per share	-	0.76410	1.19979

Payment of interest on shareholders' equity, paid in 2016 - gross of withholding income tax of R$77.0	-	(513.2)	(425.9)
Paid in the previous period - interest on shareholders' equity of 2015 - gross withholding income tax of R$48.3	-	(473.4)	(376.7)
Dividends paid related to 2015	-	(189.7)	(86.5)
Payments made during in the year	-	(1,176.3)	(889.1)

Total remuneration of shareholders' outstanding	-	-	564.8
Withholding income tax on interest on shareholders' equity	-	-	(48.3)
Remaining amounts outstanding	1.9	2.3	1.9
Interest on shareholders' equity outstanding	1.9	2.3	518.5

27.5.     Loss absorption

		Loss absorption		Reserve balances
	Limit on
	capital %	12.31.17	12.31.16	12.31.17	12.31.16
Actuarial loss FAF	-	(16.8)	(19.1)	-	-
Interest on shareholdes' equity	-	-	513.2	-	-
Legal reserve	20	(438.8)	-	101.4	540.2
Capital increase reserve	20	(30.3)	(989.1)	-	170.8
Reserve for tax incentives	-	(639.7)	122.6	-	639.7
		(1,125.6)	(372.4)	101.4	1,350.7

Legal reserve: It is computed based on five percent (5%) of net profit of each fiscal year as specified in article 193 of Law No. 6,404/76, modified by Law No. 11,638/07, which shall not exceed twenty percent (20%) of the capital stock. On December 31, 2017, this reserve corresponds to 0.81% of capital stock and absorbed R$438.8 related of loss (4.34% as of December 31, 2016).

Reserve for capital increase: it is calculated based on twenty percent (20%) towards the establishment of reserves for capital increase, which shall not exceed twenty percent (20%) of the capital stock. On December 31, 2017, this reserve absorbed (i) R$140.5 related to cancellation of treasury shares and (ii) R$30.3 of loss, with full settlement. On December 31, 2016, this reserve corresponds to 1.37% of capital stock.

Reserve for tax incentives: Constituted as specified in article 195-A of the Law No. 6,404/1976, modified by Law No. 11,638/07, based on the amounts of government grants for investment. On December 31, 2017, this reserve absorbed R$639.7 of the loss, with full settlement.

27.6.     Capital reserve

27.6.1.  Capital reserve

	Capital Reserves
	12.31.17	12.31.16	12.31.15
Result on disposal of shares	(40.7)	(40.7)	(39.0)
Granted shares canceled	(32.4)	(32.4)	-
Valuation of stock exchange	166.2	166.2	174.0
Shares based payment	261.8	236.2	160.3
Goodwill on acquisition of non-controlling entities	(40.5)	(47.4)	(47.4)
Acquisition of non-controlling entities	(199.3)	(240.9)	(240.9)
	115.1	41.0	7.0

27.6.2.  Treasury shares

The Company has 1,333,701 shares in treasury, with an average cost of R$53.60 (fifty-three Brazilian Reais and sixty cents) per share, with a market value corresponding to R$48.8.

On August 10, 2017, the Board of Directors authorized the sale of shares in treasury. On August 16, 2017, the Company sold 12,134,300 shares of its own at a cost of R$650.4, with a sale value of R$509.9.  The main purpose of such disposal is to accelerate the reduction of Company's financial leverage ratios through the entry of the respective funds into its cash. Additionally, the Company contracted with A-rated financial institution Total Return Swap instrument (note 4.2.1), registered in B3, in amounts equivalent to those of the shares Held in treasury sold, with periods of maturity on February 05, 2019, with no possibility of renewal, for which shall receive the variation of the price related to the shares of its issue and pay a percentage of the CDI. The fair value adjustment is recorded in financial expenses.

		Quantity of outstanding of shares
	12.31.17	12.31.16
Shares at the beggining of the year	13,468,001	62,501,001
Cancellation of treasury shares	-	(60,000,000)
Purchase of treasury shares	-	11,107,600
Sale of treasury shares	(12,134,300)	(140,600)
Shares at the end of the year	1,333,701	13,468,001

27.7.     Breakdown of the capital by owner

The shareholding position of shareholders holding more than 5% of the voting capital, management and members of the Board of Directors is presented below (unaudited):

		12.31.17		12.31.16
Shareholders	Quantity	%	Quantity	%
Major shareholders
Fundação Petrobras de Seguridade Social - Petros (1)	92,716,266	11.41	92,761,499	11.42
Caixa de Previd. dos Func. Do Banco do Brasil (1)	86,605,452	10.66	86,628,752	10.66
Tarpon	59,014,607	7.26	95,984,835	11.81
Aberdeen (1)	40,748,226	5.02	36,580,714	4.50
Management
Board of Directors	41,220,470	5.07	37,348,439	4.60
Executives	157,546	0.02	50,252	0.01
Treasury shares	1,333,701	0.16	13,468,001	1.66
Other	490,676,978	60.40	449,650,754	55.34
	812,473,246	100.00	812,473,246	100.00

(1)     The pension funds are controlled by employees that participate in the respective entities.

The Company is bound to arbitration in the Market Arbitration Chamber, as established by the arbitration clause in its bylaws.